Organization - Operation and cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues	$ 1,897,112	¥ 13,207,315	¥ 9,053,266	¥ 4,201,907
Net loss	(27,801)	(193,548)	(254,639)	(107,807)
Net cash used in operating activities	(13,764)	(95,821)	(134,636)	(186,703)
Net cash used in investing activities	(262)	(1,820)	(2,242)	(3,982)
Net cash generated from financing activities	21,460	149,399	37,333	262,849
VIEs and subsidiary of the VIE
Variable Interest Entity [Line Items]
Net revenues	1,466,402	10,208,796	2,187,683	210,807
Net loss	(14,850)	(103,375)	(19,451)	(19,532)
Net cash used in operating activities	(6,882)	(47,912)	(48,944)	(18,747)
Net cash used in investing activities	(508)	(3,535)	(99)	(1,734)
Net cash generated from financing activities	$ 8,292	¥ 57,727	¥ 49,135	¥ 21,211